Pledged Assets and Collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 764	¥ 1,057
Payables under repurchase agreements	6,334	5,480
Payables under securities lending transactions	1,185	1,094
Other short-term borrowings	6,272	4,014
Long-term debt	192	213
Total	¥ 14,747	¥ 11,858